Distribution to Shareholders - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	Mar. 25, 2021 USD ($) $ / shares	Mar. 25, 2021 CNY (¥)	Mar. 19, 2020 USD ($) $ / shares	Mar. 19, 2020 CNY (¥)	Mar. 12, 2019 USD ($) $ / shares	Mar. 12, 2019 CNY (¥)
Dividend Paid [Member]
Distribution to shareholders [Line Items]
Cash dividend paid	$ 132,032	¥ 852,743	$ 158,649	¥ 1,123,983	$ 128,607	¥ 877,346
Dividend payable date	Apr. 30, 2021	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2019
Dividend record date	Apr. 13, 2021	Apr. 13, 2021	Apr. 08, 2020	Apr. 08, 2020	Apr. 05, 2019	Apr. 05, 2019
Ex-dividend date	Apr. 12, 2021	Apr. 12, 2021	Apr. 07, 2020	Apr. 07, 2020	Apr. 04, 2019	Apr. 04, 2019
American Depository Shares [Member] | Dividend Declared [Member]
Distribution to shareholders [Line Items]
Cash dividend amount per ADS	$ 0.64		$ 0.76		$ 0.62
Common Stock [Member] | Dividend Declared [Member]
Distribution to shareholders [Line Items]
Cash dividend amount per ADS	$ 0.32		$ 0.38		$ 0.31